Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of key management compensation [Table Text Block]
				Net balance receivable (payable)
	Years ended December 31,			as at December 31,
	2025	2024	2023	2025	2024

Key management compensation:
Executive salaries and remuneration (1)	$785	$833	$803	$(11)	$(13)
Severance	-	-	73	-	-
Directors fees	83	85	86	(42)	(27)
Share-based payments	551	316	391	-	-
	$1,419	$1,234	$1,353	$(53)	$(40)